ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables [Line Items]
Trade receivables	$ 8,129	$ 4,246
Sales tax and other statutory receivables	11,357	10,379
Other receivables	665	1,043
Trade and other current receivables	$ 20,151	$ 15,668
Bottom of range
Trade Receivables [Line Items]
Settlement period on gold sales	7 days
Top of range
Trade Receivables [Line Items]
Settlement period on gold sales	14 days